STATEMENT OF INVESTMENTS
BNY Mellon International Equity Income Fund

November 30, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.2%
Australia - 7.3%
Aurizon Holdings Ltd.	227,920	[a]	591,803
Australia & New Zealand Banking Group Ltd.	7,038		119,507
BHP Group Ltd.	16,541		515,856
National Australia Bank Ltd.	27,717		599,612
Sonic Healthcare Ltd.	5,592		124,052
Suncorp Group Ltd.	16,085	[a]	131,651
Wesfarmers Ltd.	41,172		1,375,005
Westpac Banking Corp.	10,942		178,449
Woodside Energy Group Ltd.	3,006		75,849
			3,711,784
Belgium - .6%
Proximus SADP	27,093		282,088
Brazil - 1.7%
Cia Siderurgica Nacional SA	140,190		392,257
CPFL Energia SA	35,780	[a]	237,046
Vale SA	15,280	[a]	252,431
			881,734
Canada - 9.7%
BCE Inc.	2,434		115,914
Enbridge Inc.	21,470		886,636
Great-West Lifeco Inc.	10,803		257,637
IGM Financial Inc.	9,819		284,902
Keyera Corp.	15,271		355,792
Manulife Financial Corp.	25,821		465,110
Royal Bank of Canada	12,241		1,217,411
The Toronto-Dominion Bank	19,762		1,315,312
			4,898,714
China - 6.4%
Alibaba Group Holding Ltd., ADR	4,031	[a]	352,954
Bank of China Ltd., Cl. H	1,072,580	[a]	382,072
China Medical System Holdings Ltd.	60,250		88,133
Cosco Shipping Holdings Co., Cl. H	290,150		314,575
Industrial & Commercial Bank of China Ltd., Cl. H	292,860	[a]	147,635
JD.com Inc., Cl. A	571	[a]	16,261
Lenovo Group Ltd.	329,070		283,431
Ping An Insurance Group Company of China Ltd., Cl. H	39,030		241,786
Sinotruk Hong Kong Ltd.	371,710		483,590

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.2% (continued)
China - 6.4% (continued)
Tencent Holdings Ltd.	12,030	[a]	452,048
Zhejiang Expressway Co., Cl. H	667,050	[a]	499,935
			3,262,420
Czech Republic - 1.7%
CEZ AS	24,969	[a]	858,212
Finland - 2.4%
Fortum OYJ	21,411	[a]	338,834
Nordea Bank Abp	75,369	[a]	795,852
Sampo OYJ, Cl. A	1,727	[a]	87,846
			1,222,532
France - 6.2%
AXA SA	47,384	[a]	1,355,505
Bouygues SA	3,828	[a]	118,078
Credit Agricole SA	6,515	[a]	66,606
Eutelsat Communications SA	24,953	[b]	199,673
Orange SA	11,603		118,144
Sanofi	4,607	[a]	416,227
TotalEnergies SE	14,124		882,278
			3,156,511
Germany - 4.8%
Allianz SE	1,794	[a]	382,666
Bayer AG	5,218	[a]	301,645
Covestro AG	7,344	[a,c]	293,101
Deutsche Post AG	19,612	[a]	773,573
Mercedes-Benz Group AG	6,537	[a]	439,101
SAP SE	2,197	[a]	237,782
			2,427,868
Greece - 1.6%
OPAP SA	56,722		784,792
Hong Kong - .5%
PCCW Ltd.	532,880	[a]	232,424
Italy - 2.1%
Eni SPA	62,986		934,986
UniCredit SPA	10,031	[a]	138,199
			1,073,185
Japan - 13.5%
AGC Inc.	7,200		243,308
Aisin Corp.	10,100		278,637
Canon Inc.	15,090		351,245
Honda Motor Co.	18,810		459,524
ITOCHU Corp.	8,020		252,676
Japan Tobacco Inc.	24,000		491,147
Mitsubishi Corp.	6,280		211,709
Mitsui & Co.	12,600		367,561

Description	Shares		Value ($)
Common Stocks - 96.2% (continued)
Japan - 13.5% (continued)
MS&AD Insurance Group Holdings Inc.	12,810		383,246
Otsuka Corp.	7,560		253,860
Sumitomo Corp.	95,630		1,572,497
Takeda Pharmaceutical Co.	32,700		960,785
Tokyo Electron Ltd.	2,910		997,132
			6,823,327
Malaysia - .1%
British American Tobacco Malaysia	21,490		54,645
Malta - .0%
Lighthouse Properties PLC	8,106		3,121
Mexico - 1.2%
Grupo Mexico SAB de CV, Ser. B	143,000		581,813
Netherlands - 1.5%
ASML Holding NV	909		552,918
Koninklijke Philips NV	7,392	[a]	111,344
Randstad NV	1,311		76,435
			740,697
New Zealand - 2.3%
Spark New Zealand Ltd.	354,861		1,156,565
Norway - .4%
Mowi ASA	11,859		187,784
Telenor ASA	3,582		34,685
			222,469
Poland - 1.5%
Polski Koncern Naftowy Orlen SA	21,885	[a]	320,720
Powszechny Zaklad Ubezpieczen SA	64,376		460,168
			780,888
Singapore - .6%
DBS Group Holdings Ltd.	12,051		313,344
South Africa - 1.5%
Anglo American Platinum Ltd.	3,451	[a]	349,749
Kumba Iron Ore Ltd.	10,256	[a]	289,916
Resilient REIT Ltd.	16,890		52,093
Vodacom Group Ltd.	6,243		45,663
			737,421
South Korea - 1.6%
Hana Financial Group Inc.	3,953	[a]	135,434
LG Display Co.	8,002	[a]	89,295
Samsung Electronics Co.	12,215		586,610
			811,339
Spain - 2.1%
ACS Actividades de Construccion y Servicios SA	20,655	[a]	585,582
Endesa SA	10,644	[a]	197,538

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.2% (continued)
Spain - 2.1% (continued)
Telefonica SA	80,482		299,684
			1,082,804
Sweden - .9%
Hennes & Mauritz AB, Cl. B	14,784		167,180
Telia Co.	106,701		293,142
			460,322
Switzerland - 6.5%
Nestle SA	6,344	[a]	754,931
Novartis AG	7,167	[a]	638,981
Roche Holding AG	1,277	[a]	415,072
Swiss Re AG	3,567	[a]	321,877
Zurich Insurance Group AG	2,427	[a]	1,175,268
			3,306,129
Taiwan - 6.5%
Asia Cement Corp.	90,700	[a]	122,187
Asustek Computer Inc.	41,550	[a]	363,076
Catcher Technology Co.	114,940		686,622
China Steel Corp.	17,300	[a]	16,467
Micro-Star International Co.	44,510	[a]	180,147
Nan Ya Plastics Corp.	56,750	[a]	142,669
Pegatron Corp.	71,430	[a]	144,893
Quanta Computer Inc.	63,140	[a]	147,665
Realtek Semiconductor Corp.	21,990		229,802
Taiwan Semiconductor Manufacturing Co.	51,990		830,603
Uni-President Enterprises Corp.	3,020	[a]	6,508
United Microelectronics Corp.	117,300	[a]	178,652
Win Semiconductors Corp.	44,360	[a]	229,787
			3,279,078
Thailand - .0%
BTS Group Holdings PCL	36,650	[a]	8,731
Turkey - .9%
Ford Otomotiv Sanayi AS	19,532		469,658
United Arab Emirates - .2%
Dubai Islamic Bank PJSC	66,484	[a]	103,280
United Kingdom - 9.9%
abrdn PLC	120,187	[a,b]	281,547
Anglo American PLC	5,872	[a]	244,201
BP PLC	82,184		491,680
British American Tobacco PLC	24,769		1,016,401
GSK PLC	42,785		726,797
Imperial Brands PLC	53,833		1,382,852
Persimmon PLC	22,169	[a]	340,281
Shell PLC	4,280		125,216

Description		Shares		Value ($)
Common Stocks - 96.2% (continued)
United Kingdom - 9.9% (continued)
SSE PLC		5,823		121,036
St. James's Place PLC		6,211	[a]	87,756
Taylor Wimpey PLC		170,428		215,093
				5,032,860
Total Common Stocks (cost $44,351,915)				48,760,755
	Preferred Dividend Yield (%)
Preferred Stocks - .9%
Brazil - .7%
Gerdau SA	16.58	53,750		326,166
South Korea - .2%
Samsung Electronics Co.	2.72	2,653		114,140
Total Preferred Stocks (cost $463,906)				440,306

Investment of Cash Collateral for Securities Loaned - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $207,475)	3.94	207,475	[d]	207,475
Total Investments (cost $45,023,296)		97.5%		49,408,536
Cash and Receivables (Net)		2.5%		1,291,717
Net Assets		100.0%		50,700,253

ADR—American Depository Receipt

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At November 30, 2022, the value of the fund’s securities on loan was $474,594 and the value of the collateral was $526,318, consisting of cash collateral of $207,475 and U.S. Government & Agency securities valued at $318,843. In addition, the value of collateral may include pending sales that are also on loan.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2022, these securities were valued at $293,101 or .58% of net assets.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Equity Income Fund

November 30, 2022 (Unaudited)

The following is a summary of the inputs used as of November 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	6,715,215	42,045,540	††	-	48,760,755
Equity Securities - Preferred Stocks	326,166	114,140	††	-	440,306
Investment Companies	207,475	-		-	207,475

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2022, accumulated net unrealized appreciation on investments was $4,385,240, consisting of $8,566,514 gross unrealized appreciation and $4,181,274 gross unrealized depreciation.

At November 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.